Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
14.	EARNINGS PER COMMON SHARE

Basic income per common share is calculated based on the weighted average number of common shares outstanding at the end of the period, excluding restricted stock with performance-based vesting criteria. Diluted income per common share includes the speculative exercise of stock options and performance-based restricted stock which contain conditions that are not earnings or market based, given that the hypothetical effect is not anti-dilutive. For the year ending December 31, 2011, we excluded 603,064 stock options from the computation of diluted earnings per share because their effect would have been anti-dilutive. Stock options of 715,106 for the year ending December 31, 2010 were outstanding but not included in the computations of diluted net income per share because their effect would be anti-dilutive. Due to our net loss for the year ended December 31, 2009, we excluded all 873,837 of outstanding stock options because the effect would have been anti-dilutive to the computations (for additional information on our stock options and SARs, see Note 17, Employee Benefit and Equity Plans, to our Consolidated Financial Statements). The following table sets forth the computation of basic and diluted earnings per common share (in thousands except per share data):

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Numerator (in thousands):
Net Income (Loss) From Continuing Operations	$18,088	$8,058	$(16,556)
Net Income (Loss) From Discontinued Operations	(33,457)	(2,022)	323

Net Income (Loss)	$(15,369)	$6,036	$(16,233)

Denominator (in thousands):
Weighted Average Common Shares Outstanding – Basic	43,930	43,281	36,806
Effect of Dilutive Securities:
Employee Stock Options	95	112	0
Employee Performance-Based Restricted Stock Awards	451	277	0

Weighted Average Common Shares Outstanding – Diluted	44,476	43,670	36,806

Earnings per Common Share (a):
Basic —Net Income (Loss) From Continuing Operations	$0.41	$0.18	$(0.45)
—Net Income (Loss) From Discontinued Operations	(0.76)	(0.05)	0.01

—Net Income (Loss)	$(0.35)	$0.13	$(0.44)

Diluted —Net Income (Loss) From Continuing Operations	$0.41	$0.18	$(0.45)
—Net Income (Loss) From Discontinued Operations	(0.76)	(0.05)	0.01

—Net Income (Loss)	$(0.35)	$0.13	$(0.44)

(a)	All earnings per share amounts are attributable to Rex common shareholders